Equity - Narrative (Q1) (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Oct. 25, 2021	Aug. 06, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Exercise of warrants (in shares)			65,681
Warrants to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Exercise of warrants (in shares)			65,681
At-The-Market Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction	$ 51.0	$ 50.0
Sale of stock, number of shares issued in transaction (in shares)			0	0	774,544